Shareholder Report, Holdings (Details) - Berkshire Focus Fund	Jun. 30, 2024
NVIDIA Corp.
Holdings [Line Items]
Percent of Total Investments	17.33%
Cloudflare, Inc.
Holdings [Line Items]
Percent of Total Investments	7.00%
Taiwan Semiconductor Mfg. Co. Ltd.
Holdings [Line Items]
Percent of Total Investments	6.97%
Palantir Technologies, Inc.
Holdings [Line Items]
Percent of Total Investments	5.98%
Coinbase Global, Inc.
Holdings [Line Items]
Percent of Total Investments	5.86%
Robinhood Markets, Inc.
Holdings [Line Items]
Percent of Total Investments	5.00%
DoorDash, Inc.
Holdings [Line Items]
Percent of Total Investments	4.98%
Meta Platforms, Inc.
Holdings [Line Items]
Percent of Total Investments	4.97%
Affirm Holdings, Inc.
Holdings [Line Items]
Percent of Total Investments	4.92%
AppLovin Corp.
Holdings [Line Items]
Percent of Total Investments	4.02%
Semiconductors
Holdings [Line Items]
Percent of Total Investments	30.24%
Business Software & Services
Holdings [Line Items]
Percent of Total Investments	20.02%
Cryptocurrency
Holdings [Line Items]
Percent of Total Investments	12.89%
Internet Social Media
Holdings [Line Items]
Percent of Total Investments	8.91%
Capital Markets
Holdings [Line Items]
Percent of Total Investments	5.00%
Transport Networks
Holdings [Line Items]
Percent of Total Investments	4.98%
IT Financial Services
Holdings [Line Items]
Percent of Total Investments	4.92%
Entertainment
Holdings [Line Items]
Percent of Total Investments	4.02%
Electrical Equipment
Holdings [Line Items]
Percent of Total Investments	4.00%
Communication & Networking Equipment
Holdings [Line Items]
Percent of Total Investments	2.92%
IT Services
Holdings [Line Items]
Percent of Total Investments	2.01%
Internet Services
Holdings [Line Items]
Percent of Total Investments	0.03%
Semiconductor Equipment
Holdings [Line Items]
Percent of Total Investments	0.01%
Cybersecurity Equipment & Services
Holdings [Line Items]
Percent of Total Investments	0.01%